Corporate information	12 Months Ended
Dec. 31, 2025
Corporate information [Abstract]
Corporate information
1.	Corporate information

1.1.	General information

NaaS Technology Inc. (the “Company”) was incorporated in the Cayman Islands on July 16, 2013, as an exempted company with limited liability. The Company is a holding company. The ultimate holding company of the Company is Newlinks Technology Limited (“Newlink”), a holding company incorporated in the Cayman Islands, which ultimately owns 51.77% of the ordinary shares of the Company as of December 31, 2025.

On June 10, 2022, RISE Education Cayman Ltd (“RISE”), the Company’s legal predecessor, completed a merger with Dada Auto (“Dada”), as a result of which Dada became a wholly-owned subsidiary of RISE and RISE assumed and began conducting Dada’s principal EV charging business; RISE was subsequently renamed “NaaS Technology Inc.”.

In these consolidated financial statements, the “Group” refers to the Company and its subsidiaries.

The consolidated financial statements of the Group for the year ended December 31, 2025 were authorized for issue in accordance with a resolution of the directors on April 17, 2026.

1.2.	History of the Group

The Group’s EV charging services were primarily carried out by Zhejiang Anji Intelligent Electronics Holding Co., Ltd. (“Anji Zhidian”), an indirect wholly-owned subsidiary of the Company incorporated in China.

On June 20, 2023, the Group acquired 89.999% of the ownership interest in Sinopower Holdings International Co. Limited (“Sinopower”), a provider of solar energy solutions; this interest was disposed of in August 2024 to a wholly-owned subsidiary of Newlink (see Note 5 – Discontinued operations and assets held for sale).

1.3.	Subsidiaries

The Company’s major subsidiaries as of December 31, 2024 and 2025 are set out below. The country of incorporation or registration is also their principal place of business.

	Place of incorporation/	Date of incorporation	Effective interest held as at December 31,		Principal
Name of Subsidiaries	registration	/establishment	2024	2025	activities
Zhejiang Anji Intelligent Electronics Holding Co., Ltd.	Zhejiang, China	December 24, 2021	100%	100%	Charging services revenues
Qingdao Intelligent Electronics Mobility Holding Co., Ltd	Shandong, China	June 9, 2022	100%	100%	Charging services revenues

1.4.	Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements of the Group have been prepared on a historical cost basis, except for inventories and certain financial assets and liabilities measured at fair value.

All amounts disclosed in the consolidated financial statements are rounded to the nearest thousand unless otherwise indicated.

The consolidated financial statements are prepared on a going concern basis. The Group incurred a net loss in the amount of RMB450.0 million during the year ended December 31, 2025 and had accumulated losses of RMB8,690.6 million and a working capital deficit of RMB909.1 million as of December 31, 2025.

In order to continue as a going concern, the Group will need, among other things, additional capital resources. Management's plan is to obtain such resources by seeking debt financing and/or third-party equity sufficient to meet its minimal operating expenses. Besides, management has taken immediate and significant mitigating actions to reduce costs and optimize the Group's cash flow and liquidity. Among these are the following mitigating actions: reducing expenditure through moving away from low margin energy solution projects; deferring or canceling discretionary spend; freezing non-essential recruitment; reducing marketing spend; extension of existing bank borrowings to a period beyond twelve months from the financial position date; and securing new round of equity financing to replenish working capital by US$15 million to US$20 million.

Based on these factors, management has a reasonable expectation that the Group has and will have adequate resources to continue in operational existence for the foreseeable future.

The preparation of the consolidated financial statements in conformity with IFRSs requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 4.

Effective from July 1, 2023, the Group implemented certain changes to align its consolidated statements of profit or loss presentation more closely with the manner in which the Group’s management currently receives and uses financial information to evaluate business performance following the Group’s expansion of business lines, extension of its services to a broader range of energy asset owners, including EV charging stations and energy asset owners. The Group now reports its revenues under the following three primary categories:

Charging services revenues, which include income from the provision of mobility connectivity solutions to EV charging stations and end users of electronic vehicles, and the provision of charging services at charging stations that NaaS operates under its full station operation model. NaaS’ mobility connectivity solutions include mobility services delivered in conjunction with Kuaidian, its partnered platform that is operated by a third-party service provider, and SaaS products that optimize the marketing, operations and energy efficiency of charging stations connected to NaaS’ network.

Energy solutions revenues, which include income from the provision of integrated solutions that cover the planning, deployment and operational optimization of EV charging for energy asset owners.

New initiatives revenues, which include income from the provision of non-charging services and other services that aim to enhance the efficiency and profitability of energy assets including charging stations.

Since the third quarter of 2024, the Group’s strategy to move away from low margin energy solution projects resulted in a reduction of energy solutions revenues.

The consolidated statements of profit or loss and other comprehensive income, changes in equity and cash flows of the Group include the results and cash flows of all companies now comprising the Group from the earliest date presented or since the date when the subsidiaries and/or businesses first came under the common control of the controlling shareholder, whenever the period is shorter.